Jack-Up Drilling Rigs, net and Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Jack Up Rigs [Abstract]
Jack-Up Drilling Rigs, net and Property, Plant and Equipment
Note 12 - Jack-Up Drilling Rigs, net and Property, Plant and Equipment
Jack-up drilling rigs
The carrying value of our jack-up rigs is as follows:

	As of December 31,
(In $ millions)	2025	2024
Opening balance as of January 1,	2,823.2	2,578.3
Additions	66.4	64.6
Depreciation	(146.9)	(130.1)
Transfers from newbuildings	—	310.4
Ending balance as of December 31,	2,742.7	2,823.2
Accumulated depreciation related to jack-up rigs as of December 31, 2025 is $875.1 million ($728.2 million as of December 31, 2024). The Company recognized depreciation related to jack-up rigs of $146.9 million for the year ended December 31, 2025 ($130.1 million in 2024 and $115.5 million in 2023).
Transfers from newbuildings
During the year ended December 31, 2024, we took delivery of the newbuilding rigs “Vali” and “Var”. During 2024, we paid the remaining contract installments of $159.9 million per rig, which included a payment of $12.5 million per rig to accelerate the rig delivery dates. Upon delivery, we reclassified the respective onerous contract amount of $26.9 million for “Vali” and $27.6 million for “Var” from a non-current liability to newbuildings. As a result of the delivery, $310.4 million was transferred from newbuildings to jack-up drilling rigs on the Consolidated Balance Sheets, as it was concluded that the rigs were available for use. No rigs were delivered to the Company in the year ended December 31, 2025.
Property, plant and equipment
The Company’s gross property, plant and equipment as of December 31, 2025 was $11.3 million ($11.0 million as of December 31, 2024). Accumulated depreciation related to property, plant and equipment as of December 31, 2025 was $9.3 million ($8.2 million as of December 31, 2024). The Company recognized depreciation of $1.1 million for the year ended December 31, 2025 related to property, plant and equipment ($1.1 million in 2024 and $1.9 million in 2023).
Impairment
During the year ended December 31, 2025, we considered whether indicators of impairment were present that suggested the carrying amounts of our long-lived assets may not be recoverable as of December 31, 2025. We concluded that impairment indicators existed for thirteen of our jack-up rigs and performed a recoverability assessment based on an undiscounted cash flow model. In making this determination, day rate revenues and utilization were significant assumptions used to determine the undiscounted future cash flows. No impairment loss was recognized during the year ended December 31, 2025 as the undiscounted future cash flows were higher than the carrying amounts of our jack-up rigs.
During the years ended December 31, 2025, 2024 and 2023 no impairment was recognized.
We will continue to monitor Company, market and asset specific factors for indications that the carrying amounts of our long-lived assets may not be recoverable.